Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net (loss) income	$ (397)	$ 376	$ 1,860
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	414	294	240
Depreciation of right-of-use assets	403	368	357
Provision for impairment for estimated credit loss	800	907	251
Provision for impairment for inventories		11	231
Loss (gain) on disposal of property and equipment	12	(2)
Change in operating assets and liabilities:
Accounts receivable	3,189	(447)	1,499
Inventories	838	708	(374)
Deposits, prepayments, and other receivables	(130)	(638)	348
Accounts payable and accrued liabilities	367	2	(279)
Repayment of operating lease liabilities	(422)	(360)	(319)
Customer deposits	201	1,469	(63)
Income tax payable	(834)	(154)	(12)
Net cash provided by operating activities	4,441	2,534	3,739
Cash flows from investing activity:
Purchase of property and equipment	(10)	(739)	(309)
Net cash used in investing activity	(10)	(739)	(309)
Cash flows from financing activities:
Repayment of bank borrowings	(48,731)	(43,299)	(47,508)
Proceeds from bank borrowings	45,379	46,494	46,311
Proceeds from issuance of new shares, net of expenses		(332)
Repayment to related parties	(2,043)	(3,373)	(2,463)
Repayment of finance lease liabilities	(66)	(118)	(156)
Net cash used in financing activities	(5,461)	(628)	(3,816)
Effect on exchange rate change on cash and restricted cash	316	(196)	114
Net change in cash and restricted cash	(714)	971	(272)
CASH AND RESTRICTED CASH, BEGINNING OF FINANCIAL YEAR	2,088	1,117	1,389
CASH AND RESTRICTED CASH, END OF FINANCIAL YEAR	1,374	2,088	1,117
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	206	280	297
Cash paid for interest	1,345	$ 1,448	$ 1,118
SUPPLEMENTAL NON-CASH FLOW INFORMATION:
Issuance of ordinary shares in connection with common-control acquisition	$ 3